OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other liabilities [Abstract]
Effect of changes in demographic assumptions	$ 66,333	$ (31,024)
Effect of changes in financial assumptions	(236,205)	26,509
Effect of experience adjustments	33,735	66,817
Change in asset ceiling	(42,157)	32,707
Expected return on assets	177,519	(42,882)
Total included in other comprehensive income	$ (775)	$ 52,127	$ (24,567)